3. Spin-Off (Details)	Nov. 21, 2013 USD ($)
Assets acquired
Cash	$ 0
Total assets acquired	0
Liabilities assumed
Intercompany accounts payable, related party	1,025
Total fair value of assets and liabilities acquired	$ (1,025)